Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of net deferred income tax assets
	2020	2019
Deferred tax assets (liabilities):
Net operating loss carryforwards	$20,898	$15,239
Tax credit carryforwards	1,341	1,341
Reserves	456	308
Share-based compensation	172	308
Depreciation and amortization	(54)	(16)
Other	89	91

Total deferred tax assets	22,902	17,271
Less valuation allowance	(22,902)	(17,271)

Net deferred tax assets (liabilities)	$-	$-